Income Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 171,382	$ 223,626	$ 209,268
Foreign	45,206	25,480	(74,854)
Income before taxes	$ 216,588	$ 249,106	$ 134,414